Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net
Schedule of Property, Plant and Equipment

	Year Ended
	December 31,	December 31,
	2020	2019
Leasehold improvements	$2,214	$2,133
Machinery	1,045	1,306
Furniture, fixtures and equipment	28	49
Computer hardware and software	1,209	347
	4,496	3,835
Accumulated depreciation	(2,131)	(1,787)
	2,365	2,048
Construction in progress	26	1
	$2,391	$2,049